Deferred income tax assets and liabilities (Details Narrative) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	29.50%	29.50%	28.00%
Other tax rate effects for reconciliation between accounting profit and tax expense (income)	35.00%	37.00%	39.00%
Increased in deferred income tax liability			S/ 22,344
Increased in deferred income tax assets			8,529
Higher income tax expense			14,639
Total other comprehensive income (loss)	S/ (13,287)	S/ 11,339	S/ 11,039
Percentage of offset future annual taxable profits			50.00%
Deferred tax expense (income) unrecognised increase profit or loss	1,014	858
Deferred tax liabilities	125,355	108,823
Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	S/ 72,140	S/ 70,365